Share based compensation (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of Share based compensation [Abstract]
Volatility	41.00%
Expected forfeiture rate	0.98%
Dividend rate	0.00%
Risk-free rate	1.05%